EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

6.     EXPLORATION AND EVALUATION ASSETS

a.   Casino (100% - Yukon, Canada)

The Casino Project is a copper-gold porphyry deposit located in Yukon, Canada.

Certain portions of the Casino property remain subject to certain royalties. The surviving royalties and agreements are as follows:

• 2.75% NSR on the claims comprising the Casino project in favour of Osisko Gold Royalties Ltd. ("Osisko Gold") pursuant to the Royalty Assignment and Assumption Agreement dated July 31, 2017 when 8248567 Canada Limited assigned to Osisko Gold all of its rights, title and interest in the 2.75% NSR.

b. Exploration and evaluation expenditures

Total
$

DECEMBER 31, 2019	48,375,025

Claims maintenance	25,597
Engineering	168,002
Exploration and camp support	4,693,598
Permitting	128,968
Salary and wages	263,057
Share-based payments	93,766

DECEMBER 31, 2020	53,748,013

Claims maintenance	22,270
Engineering	3,180,020
Exploration and camp support	7,648,920
Permitting	1,326,058
Salary and wages	281,452
Share-based payments	141,328

DECEMBER 31, 2021	66,348,061